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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Nigel Anderson c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2014 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 99.0%
AFRICA — 1.3%
SOUTH AFRICA — 1.3%
Aspen Pharmacare Holdings Ltd.	3,958	$106,993
TOTAL SOUTH AFRICA — (Cost $99,164)		106,993
TOTAL AFRICA — (Cost $99,164)		106,993
EUROPE — 62.9%
AUSTRIA — 1.4%
Voestalpine AG	2,583	113,606
TOTAL AUSTRIA — (Cost $124,733)		113,606
BELGIUM — 3.7%
Anheuser-Busch InBev NV	2,756	297,967
TOTAL BELGIUM — (Cost $235,593)		297,967
FRANCE — 11.4%
BNP Paribas SA	1,835	121,011
Eutelsat Communications SA (a)	3,181	109,629
Kering (a)	798	170,340
Safran SA	2,854	167,155
Sanofi SA	1,578	165,563
Schneider Electric SE	2,254	189,619
TOTAL FRANCE — (Cost $764,498)		923,317
GERMANY — 6.7%
Bayer AG ~	1,407	186,337
Daimler AG	1,738	143,990
Hugo Boss AG	906	130,163
ProSiebenSat.1 Media AG ~	1,923	80,836
TOTAL GERMANY — (Cost $517,792)		541,326
ITALY — 2.9%
Mediobanca SpA*	17,455	153,732
Prysmian SpA	3,795	80,526
TOTAL ITALY — (Cost $194,410)		234,258
NORWAY — 2.3%
Aker Solutions ASA	3,535	51,932
DnB NOR ASA	7,960	140,671
TOTAL NORWAY — (Cost $153,060)		192,603
RUSSIA — 1.1%
Magnit OJSC, GDR ~	1,500	88,500
TOTAL RUSSIA — (Cost $91,677)		88,500

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
EUROPE — Continued
SPAIN — 1.7%
Inditex SA	4,690	$136,679
TOTAL SPAIN — (Cost $131,294)		136,679
SWEDEN — 1.7%
Assa Abloy AB, B Shares	2,833	138,824
TOTAL SWEDEN — (Cost $125,630)		138,824
SWITZERLAND — 9.4%
Aryzta AG*	1,624	146,953
Cie Financiere Richemont SA ~	1,413	134,470
Credit Suisse Group AG* ~	6,131	166,656
Roche Holding AG	1,075	312,313
TOTAL SWITZERLAND — (Cost $634,475)		760,392
UNITED KINGDOM — 20.6%
Barclays PLC	24,452	92,655
BG Group PLC	9,924	195,792
BHP Billiton PLC	6,722	229,524
HSBC Holdings PLC	24,875	266,295
Inmarsat PLC	11,888	145,905
Johnson Matthey PLC	1,681	83,678
Persimmon PLC*	6,582	138,117
Prudential PLC	8,890	204,709
Rio Tinto PLC	3,023	172,793
Scottish & Southern Energy PLC	5,601	137,362
TOTAL UNITED KINGDOM — (Cost $1,360,751)		1,666,830
TOTAL EUROPE — (Cost $4,333,913)		5,094,302
JAPAN — 24.6%
Astellas Pharma, Inc.	7,600	102,031
Denso, Corp.	2,000	92,212
Hitachi Ltd.	21,000	163,482
Isuzu Motors Ltd.	27,000	188,011
Japan Tobacco, Inc.	5,400	188,413
Komatsu Ltd.	5,200	114,364
Mitsubishi UFJ Financial Group, Inc.	34,100	201,851
Mitsui Fudosan Co., Ltd.	3,000	99,184
Mizuho Financial Group, Inc.	55,200	107,484
Nabtesco Corp.	4,600	104,533
Nissan Motor Co., Ltd.	15,400	151,862

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
JAPAN — Continued
ORIX Corp.	11,600	$188,580
SCSK Corp.	2,300	63,677
Softbank Corp.	2,300	163,066
United Arrows Ltd.	1,600	62,783
TOTAL JAPAN — (Cost $1,852,788)		1,991,533
MIDDLE EAST — 2.1%
ISRAEL — 2.1%
Check Point Software Technologies Ltd. *(a)	2,500	169,675
TOTAL ISRAEL — (Cost $134,412)		169,675
TOTAL MIDDLE EAST — (Cost $134,412)		169,675
OTHER AREAS — 1.9%
INDIA — 0.9%
Wipro Ltd., ADR (a)	6,300	72,765
TOTAL INDIA — (Cost $80,149)		72,765
UNITED STATES — 1.0%
Samsonite International SA	25,800	80,354
TOTAL UNITED STATES — (Cost $80,776)		80,354
TOTAL OTHER AREAS — (Cost $160,925)		153,119
PACIFIC BASIN — 6.2%
AUSTRALIA — 2.8%
Aurizon Holdings Ltd.	19,633	90,810
Macquarie Group Ltd.	2,459	132,520
TOTAL AUSTRALIA — (Cost $157,058)		223,330
HONG KONG — 2.3%
AIA Group Ltd.	34,800	186,863
TOTAL HONG KONG — (Cost $115,090)		186,863
TAIWAN — 1.1%
MediaTek, Inc.	6,000	93,103
TOTAL TAIWAN — (Cost $79,341)		93,103
TOTAL PACIFIC BASIN — (Cost $351,489)		503,296
TOTAL COMMON STOCKS — (Cost $6,932,691)		8,018,918
COLLATERAL FOR SECURITIES ON LOAN — 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.16%	145,600	145,600
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $145,600)		145,600

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
State Street Bank & Trust Co. Euro Dollar Time Deposit, 0.01%, 08/01/2014	$77,000	77,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $77,000)		77,000

See Notes to Schedule of Investments.

3

Value
TOTAL INVESTMENTS(b) — (Cost $7,155,291) — 101.8%	$8,241,518
OTHER ASSETS LESS LIABILITIES — (1.8)%	(141,756)
NET ASSETS — 100.0%	$8,099,762

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.1%, Auto Manufacturers 3.6%, Auto Parts & Equipment 3.5%, Banking & Insurance Services 1.7%, Banks 12.1%, Beverages 3.7%, Building Materials 1.4%, Chemicals 1.0%, Diversified 2.1%, Diversified Financial Services 4.0%, Electric 1.7%, Electrical Component & Equipment 5.3%, Financial Services 1.3%, Food 2.9%, Healthcare - Products 1.3%, Home Builders 1.7%, Insurance 4.8%, Machinery - Diversified 1.3%, Media 1.0%, Medical Products 2.3%, Mining 6.4%, Oil & Gas 3.1%, Pharmaceuticals 7.2%, Real Estate 1.2%, Retail 6.2%, Semiconductors 1.1%, Software 3.8%, Telecommunications 5.2%, Textiles 2.6%, Tobacco 2.3%, and Transportation 1.1%.

*	Non-income producing security.
~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale. As of July 31, 2014, these securities amounted to 6.9% of net assets.

(a)	Security (or a portion of the security) on loan. As of July 31, 2014, the market value of the securities loaned was $509,097.
(b)

At July 31, 2014, the cost of investment securities for tax purposes was $7,155,291. Net unrealized appreciation of investment securities for tax purposes was $1,086,227, consisting of unrealized gains of $1,243,208 on securities that had risen in value since their purchase and $156,981 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2014 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 94.9%
AFRICA — 6.6%
SOUTH AFRICA — 6.6%
Aspen Pharmacare Holdings Ltd.	40,920	$1,106,154
MTN Group Ltd.	30,437	627,835
Naspers Ltd.	6,765	830,875
TOTAL SOUTH AFRICA — (Cost $1,538,694)		2,564,864
TOTAL AFRICA — (Cost $1,538,694)		2,564,864
EUROPE — 7.8%
RUSSIA — 5.3%
LUKOIL, ADR	12,265	684,387
LUKOIL, ADR, (London Intl.)	1,004	55,902
Magnit OJSC, GDR ~	15,500	914,500
Mail.ru Group Ltd., GDR * ~	13,011	389,679
TOTAL RUSSIA — (Cost $1,667,331)		2,044,468
TURKEY — 2.5%
Turkcell Iletisim Hizmetleri AS*	148,077	965,180
TOTAL TURKEY — (Cost $802,083)		965,180
TOTAL EUROPE — (Cost $2,469,414)		3,009,648
LATIN AMERICA — 17.3%
BRAZIL — 5.7%
Cosan Ltd. (a)	49,000	591,430
Duratex SA	104,830	386,745
Localiza Rent a Car SA	38,230	608,647
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	36,900	605,038
TOTAL BRAZIL — (Cost $2,374,721)		2,191,860
CHILE — 1.7%
Banco Santander Chile, ADR	25,464	647,550
TOTAL CHILE — (Cost $630,202)		647,550
COLUMBIA — 1.5%
Pacific Rubiales Energy Corp. (a)	31,000	592,791
TOTAL COLUMBIA — (Cost $733,194)		592,791
MEXICO — 5.8%
Fibra Uno Administracion SA de CV	175,100	614,969
Grupo Financiero Banorte SAB de CV, Series O	112,400	747,775
Macquarie Mexico Real Estate Management SA de CV	202,600	407,805

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
MEXICO — Continued
Mexichem SAB de CV	116,631	$465,818
TOTAL MEXICO — (Cost $1,887,134)		2,236,367
PERU — 2.6%
Credicorp Ltd.	6,711	992,691
TOTAL PERU — (Cost $605,630)		992,691
TOTAL LATIN AMERICA — (Cost $6,230,881)		6,661,259
OTHER AREAS — 13.8%
BERMUDA — 0.9%
Wilson Sons Ltd.	20,900	325,004
TOTAL BERMUDA — (Cost $299,666)		325,004
INDIA — 8.6%
Cairn India Ltd.	140,812	735,751
ITC Ltd.	107,489	632,311
Maruti Suzuki India Ltd.	22,293	928,139
State Bank of India	10,545	424,129
Wipro Ltd.	66,589	599,987
TOTAL INDIA — (Cost $2,960,772)		3,320,317
UNITED STATES — 4.3%
Cognizant Technology Solutions Corp.*	23,700	1,162,485
Southern Copper Corp. (a)	15,400	506,044
TOTAL UNITED STATES — (Cost $1,438,108)		1,668,529
TOTAL OTHER AREAS — (Cost $4,698,546)		5,313,850
PACIFIC BASIN — 49.4%
CHINA — 17.1%
China Taiping Insurance Holdings Co., Ltd.*	203,800	446,070
CNOOC Ltd.	655,000	1,160,517
Dongfeng Motor Group Co., Ltd., H Shares	556,000	986,093
Industrial and Commercial Bank of China Ltd., H Shares	2,180,310	1,497,075
Jiangsu Expressway Co., Ltd.	480,000	585,951
Lenovo Group Ltd. (a)	538,000	738,237
Tencent Holdings Ltd.	74,000	1,195,511
TOTAL CHINA — (Cost $5,178,281)		6,609,454
HONG KONG — 3.0%
First Pacific Co., Ltd.	332,000	400,170
SJM Holdings Ltd.	278,000	745,022
TOTAL HONG KONG — (Cost $707,667)		1,145,192
INDONESIA — 1.6%
Tower Bersama Infrastructure Tbk PT	885,100	623,655
TOTAL INDONESIA — (Cost $485,247)		623,655
MALAYSIA — 3.4%
CIMB Group Holdings Berhad	303,303	662,365

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
MALAYSIA — Continued
Genting Malaysia Berhad	461,500	$633,666
TOTAL MALAYSIA — (Cost $844,196)		1,296,031
SOUTH KOREA — 12.1%
Hyundai Mobis	3,185	947,265
Korean Reinsurance Co.	39,502	433,485
LG Chem Ltd.	2,125	594,265
Samsung Electronics Co., Ltd.	2,070	2,697,114
TOTAL SOUTH KOREA — (Cost $2,698,110)		4,672,129
TAIWAN — 10.9%
CTBC Financial Holding Co., Ltd.	1,306,747	917,164
Delta Electronics, Inc.	81,000	554,021
MediaTek, Inc.	41,000	636,202
Simplo Technology Co., Ltd.	91,200	493,295
Taiwan Semiconductor Manufacturing Co., Ltd.	401,822	1,614,380
TOTAL TAIWAN — (Cost $2,672,300)		4,215,062
THAILAND — 1.3%
PTT Global Chemical PCL	252,000	516,007
TOTAL THAILAND — (Cost $550,310)		516,007
TOTAL PACIFIC BASIN — (Cost $13,136,111)		19,077,530
TOTAL COMMON STOCKS — (Cost $28,073,646)		36,627,151
PREFERRED STOCKS — 4.1%
LATIN AMERICA — 4.1%
BRAZIL — 4.1%
Itau Unibanco Holding SA	54,912	849,548
Vale SA	58,777	754,677
TOTAL BRAZIL — (Cost $1,519,187)		1,604,225
TOTAL LATIN AMERICA — (Cost $1,519,187)		1,604,225
TOTAL PREFERRED STOCKS — (Cost $1,519,187)		1,604,225
COLLATERAL FOR SECURITIES ON LOAN — 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%	798,751	798,751
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $798,751)		798,751

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
State Street Bank & Trust Co. Euro Dollar Time Deposit, 0.01%, 08/01/2014	$361,000	361,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $361,000)		361,000
TOTAL INVESTMENTS(b) — (Cost $30,752,584) — 102.0%		39,391,127
OTHER ASSETS LESS LIABILITIES — (2.0)%		(790,974)
NET ASSETS — 100.0%		$38,600,153

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 4.9%, Auto Parts & Equipment 2.4%, Banks 15.1%, Broadcasting 0.8%, Building Materials 1.0%, Chemicals 4.1%, Commercial Services 4.7%, Computers 6.5%, Diversified Financial Services 2.4%, Electrical Component & Equipment 1.3%, Electronics 1.4%, Food 4.9%, Healthcare - Products 2.9%, Insurance 2.3%, Iron/steel 2.0%, Lodging 3.6%, Media 6.3%, Mining 1.3%, Oil & Gas 8.4%, Real Estate 2.6%, Semiconductors 12.8%, Telecommunications 5.7%, and Tobacco 1.6%.

*	Non-income producing security.
~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale. As of July 31, 2014, these securities amounted to 3.4% of net assets.

(a)	A portion of this security was held on loan. As of July 31, 2014, the market value of the securities loaned was $1,338,164.
(b)

At July 31, 2014, the cost of investment securities for tax purposes was $30,752,584. Net unrealized appreciation of investment securities for tax purposes was $8,638,543, consisting of unrealized gains of $9,388,906 on securities that had risen in value since their purchase and $750,363 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-voting Depositary Receipts

See Notes to Schedule of Investments.

4

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes or confiscatory taxation on capital, dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are recorded at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third-party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of July 31, 2014, the Funds held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2014 in valuing each Fund’s investments at fair value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$330,940	$7,687,978	$—	$8,018,918
Short-Term Investments	—	77,000	—	77,000
Collateral for Securities on Loan	145,600	—	—	145,600
Total Investments	$476,540	$7,764,978	$—	$8,241,518
MCBT Global Emerging Markets Fund
Common Stocks	$11,159,365	$25,467,786	$—	$36,627,151
Preferred Stocks	1,604,225	—	—	1,604,225
Short-Term Investments		361,000	—	361,000
Collateral for Securities on Loan	798,751	—	—	798,751
Total Investments	$13,562,341	$25,828,786	$—	$39,391,127

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *			Transfers Out *
Fund	Quoted price in active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Quoted price in active market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)
MCBT Opportunistic EAFE Fund
Common Stocks	$—	$7,293,386	**	$7,293,386	**	$—

MCBT Global Emerging Markets Fund
Common Stocks	$—	$22,830,256	**	$22,830,256	**	$—

* The Fund recognizes in and out at the beginning of the period.

** Financials assets transferred between Level 1 and Level 2 due to change in observable and/or unobservable inputs.

On July 31, 2014, investments with a total value of $7,293,386 for MCBT Opportunistic EAFE Fund and $22,830,256 for MCBT Global Emerging Markets Fund were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange- traded prices as a result of market movements following the close of local trading.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: September 24, 2014	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 24, 2014	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: September 24, 2014	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                     Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.